UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment |_|; Amendment Number:
                                               ------------------

         This Amendment (Check only one.): |_|  is a restatement.
                                           |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andor Capital Management, L.L.C.
Address: 4 Stamford Plaza
         107 Elm Street, 7th Floor
         Stamford, CT 06902

Form 13F File Number:  028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael C. Neus
Title:   Chief General Counsel and Principal
Phone:   203-588-2000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus                Stamford, CT          November 13, 2002
----------------------             ------------          -----------------
[Signature]                        [City, State]         [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                                ----------
Form 13F Information Table Entry Total:                                 68
                                                                ----------
                                                                $1,102,370
                                                                ----------
Form 13F Information Table Value Total:                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                                              Andor Capital Management, L.L.C.
                                                 Form 13F Information Table
                                              Quarter Ended September 30, 2002

                                                           VALUE     SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE    SHARED  NONE
------------------------------ ---------------- --------- -------- -----------  --- ---- ------- -------- ----------- ------ ------

ABGENIX INC                    COM              00339B107   12,443   1,917,200  SH         SOLE             1,917,200
ACCENTURE LTD BERMUDA          CL A             G1150G111   26,447   1,852,000  SH         SOLE             1,852,000
ADC TELECOMMUNICATIONS         COM              000886101      280     243,380  SH         SOLE               243,380
ADVANCED ENERGY INDS           COM              007973100    4,895     550,000  SH         SOLE               550,000
ADVANCED MICRO DEVICES INC     COM              007903107    5,885   1,102,000  SH         SOLE             1,102,000
AGERE SYS INC                  CL B             00845V209      147     148,244  SH         SOLE               148,244
ALCATEL                        SPONSORED ADR    013904305    2,913   1,250,000  SH         SOLE             1,250,000
AMERICREDIT CORP               COM              03060R101    2,825     350,000  SH         SOLE               350,000
AMGEN INC                      COM              031162100   19,724     473,000  SH         SOLE               473,000
ANDREW CORP                    COM              034425108    5,076     775,000  SH         SOLE               775,000
ANTHEM INC                     COM              03674B104      228       3,500  SH         SOLE                 3,500
AOL TIME WARNER INC            COM              00184A105    1,580     135,000  SH         SOLE               135,000
APPLIED MATLS INC              COM              038222105   60,926   5,275,000  SH         SOLE             5,275,000
ASCENTIAL SOFTWARE CORP        COM              04362P108      687     370,000  SH         SOLE               370,000
ASTRAZENECA PLC                SPONSORED ADR    046353108    2,293      75,000  SH         SOLE                75,000
AVAYA INC                      COM              053499109       67      46,694  SH         SOLE                46,694
BOWATER INC                    COM              102183100   12,073     342,000  SH         SOLE               342,000
BROADCOM CORP                  CL A             111320107   21,360   2,000,000  SH         SOLE             2,000,000
BROOK-PRI AUTOMATION INC       COM              11442E102    2,863     250,000  SH         SOLE               250,000
CDW COMPUTER CTRS INC          COM              125129106      305       7,200  SH         SOLE                 7,200
CIENA CORP                     COM              171779101    3,861   1,300,000  SH         SOLE             1,300,000



                                              Andor Capital Management, L.L.C.
                                                 Form 13F Information Table
                                              Quarter Ended September 30, 2002

                                                           VALUE     SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE    SHARED  NONE
------------------------------ ---------------- --------- -------- -----------  --- ---- ------- -------- ----------- ------ ------
CIRCUIT CITY STORE INC         CIRCT CTY GRP    172737108    2,606     172,000  SH         SOLE               172,000
CITRIX SYS INC                 COM              177376100    7,459   1,237,000  SH         SOLE             1,237,000
COMCAST CORP                   CL A SPL         200300200   39,634   1,900,000  SH         SOLE             1,900,000
COMPUTER ASSOC INTL INC        COM              204912109   28,320   2,950,000  SH         SOLE             2,950,000
CORNING INC                    COM              219350105    2,200   1,375,000  SH         SOLE             1,375,000
DELL COMPUTER CORP             COM              247025109    5,605     238,400  SH         SOLE               238,400
EBAY INC                       COM              278642103  224,759   4,256,000  SH         SOLE             4,256,000
ELECTRONIC DATA SYS NEW        COM              285661104    1,286      92,000  SH         SOLE                92,000
E M C CORP MASS                COM              268648102    6,855   1,500,000  SH         SOLE             1,500,000
ENZON INC                      COM              293904108    5,772     300,000  SH         SOLE               300,000
FILENET CORP                   COM              316869106    2,070     200,000  SH         SOLE               200,000
GENZYME CORP                   COM GENL DIV     372917104   12,263     595,000  SH         SOLE               595,000
HCA INC                        COM              404119109   19,020     399,500  SH         SOLE               399,500
IMMUNOMEDICS INC               COM              452907108      485      80,800  SH         SOLE                80,800
INTEGRATED SILICON SOLUTION    COM              45812P107      298     100,000  SH         SOLE               100,000
INTEL CORP                     COM              458140100   47,893   3,448,000  SH         SOLE             3,448,000
INTERMUNE INC                  COM              45884X103   14,671     447,000  SH         SOLE               447,000
INTERNATIONAL BUSINESS MACHS   COM              459200101   88,923   1,525,000  SH         SOLE             1,525,000
KLA - TENCOR CORP              COM              482480100   82,451   2,951,000  SH         SOLE             2,951,000
LAM RESEARCH CORP              COM              512807108    9,959   1,119,000  SH         SOLE             1,119,000
LINEAR TECHNOLOGY CORP         COM              535678106      609      29,400  SH         SOLE                29,400
LSI LOGIC CORP                 COM              502161102    4,128     650,000  SH         SOLE               650,000
LUCENT TECHNOLOGIES INC        COM              549463107      426     560,340  SH         SOLE               560,340
MAXTOR CORP                    COM NEW          577729205      555     212,800  SH         SOLE               212,800
MAYTAG CORP                    COM              578592107   11,335     489,000  SH         SOLE               489,000
MICROCHIP TECHNOLOGY INC       COM              595017104   78,876   3,857,000  SH         SOLE             3,857,000
MKS INSTRUMENT INC             COM              55306N104    2,184     200,000  SH         SOLE               200,000



                                              Andor Capital Management, L.L.C.
                                                Form 13F Information Table
                                              Quarter Ended September 30, 200




                                                            VALUE      SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- ---------  --------- -----------  --- ---- ------- -------- ----------- ------ -----
MOTOROLA INC                   COM              620076109      3,054     300,000  SH         SOLE               300,000
NATIONAL SEMICONDUCTOR CORP    COM              637640103      7,164     600,000  SH         SOLE               600,000
NETSCREEN TECHNOLOGIES INC     COM              64117V107      9,939     916,000  SH         SOLE               916,000
NOKIA CORP                     SPONSORED ADR    654902204     13,250   1,000,000  SH         SOLE             1,000,000
NVIDIA CORP                    COM              67066G104     41,345   4,830,000  SH         SOLE             4,830,000
PALM INC                       COM              696642107         18      24,472  SH         SOLE                24,472
QUALCOMM INC                   COM              747525103     87,031   3,151,000  SH         SOLE             3,151,000
QUANTUM CORP                   COM DSSG         747906204        619     280,000  SH         SOLE               280,000
READ-RITE CORP                 COM              755246105        149     286,000  SH         SOLE               286,000
SILICON LABORATORIES INC       COM              826919102      9,330     509,000  SH         SOLE               509,000
SMITHFIELD FOODS INC           COM              832248108     12,277     782,000  SH         SOLE               782,000
SONICBLUE INC                  COM              83546Q109        147     612,700  SH         SOLE               612,700
TELLABS INC                    COM              879664100      5,698   1,400,000  SH         SOLE             1,400,000
3COM CORP                      COM              885535104         65      16,500  SH         SOLE                16,500
TRIDENT MICROSYSTEMS INC       COM              895919108        318     100,000  SH         SOLE               100,000
VERITAS SOFTWARE CO            COM              923436109      1,932     131,727  SH         SOLE               131,727
WATSON PHARMACEUTICALS INC     COM              942683103      9,878     403,000  SH         SOLE               403,000
WESTELL TECHNOLOGIES INC       CL A             957541105        120      80,000  SH         SOLE                80,000
WESTERN DIGITAL CORP           COM              958102105      7,252   1,543,000  SH         SOLE             1,543,000
YAHOO INC                      COM              984332106      5,264     550,000  SH         SOLE               550,000
REPORT
SUMMARY: 68 DATA RECORDS                                   1,102,370           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED